Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Consolidated Financial Statements
2.
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements have been prepared based on the accounting policies set out in Note 4 which conform with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The Group has incurred recurring losses and negative cash flows from operations since inception and had an accumulated loss of $711.8 million as of December 31, 2025. The Group recorded net liabilities of $(3.2) million as of December 31, 2025. The Group regularly monitors its current and expected liquidity requirements and, as needed, updates its operating plans, to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term.

Based on our evaluation of conditions and events as of December 31, 2025, management has determined that substantial doubt exists about the Company’s ability to continue as a going concern. As of that date, we had cash and cash equivalents of $3.3 million, a history of recurring losses and negative shareholders’ equity, and limited liquidity relative to our operating requirements. Although we implemented cost-reduction initiatives beginning in early 2024 and continuing through 2025, and expect liquidity support from financing activities and strategic partnerships, our existing cash resources are not sufficient to meet our obligations as they come due for at least twelve months from the end of the reporting period. Management’s plans to address this shortfall include raising additional capital through equity or debt financing and generating cash inflows from strategic partnerships; however, these plans are not contractually committed, are subject to external factors and there can be no assurance that it will be available on acceptable terms, or at all. These conditions indicate the existence of material uncertainties that may cast substantial doubt on the Company’s ability to continue as a going concern.

Notwithstanding these material uncertainties, the accompanying financial statements have been prepared on a going concern basis of accounting and do not include any adjustments to the carrying amounts and classification of assets and liabilities that may be necessary in the event that the Company is no longer able to continue its operations as a going concern.

In connection with a reverse stock split of 100-to-1 effective on November 14, 2024, all shares and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.